Investments (Unconsolidated Variable Interest Entities - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Tax Credits Guaranteed By Third Parties Amount That Reduces Maximum Exposure To Loss Related To Other Invested Assets	$ 0
Financial or other support to investees designated as VIEs	$ 0	$ 0	$ 0
Maximum
Variable Interest Entity [Line Items]
Tax Credits Guaranteed By Third Parties Amount That Reduces Maximum Exposure To Loss Related To Other Invested Assets		$ 1,000,000